Revenue - Schedule of Disaggregation of Revenue (Parenthetical) (Detail) - Revenue Benchmark [Member]	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Concentration risk percentage	12.00%
Malta
Disaggregation of Revenue [Line Items]
Concentration risk percentage	17.00%	14.00%	12.00%	12.00%	16.00%	12.00%
Gibraltar
Disaggregation of Revenue [Line Items]
Concentration risk percentage	14.00%	15.00%	16.00%	16.00%	15.00%	16.00%
United Kingdom
Disaggregation of Revenue [Line Items]
Concentration risk percentage	12.00%	14.00%	11.00%	11.00%	13.00%